Summary of significant accounting policies (Details)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Year-end [Member] | RMB
Exchange rate	0.1412	0.1490
Year-end [Member] | RMB | CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Exchange rate		0.1490	0.1590
Year-end [Member] | HK
Exchange rate	0.1290	0.1274
Year-end [Member] | HK | CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Exchange rate		0.1274	0.1274
Annual average [Member] | RMB
Exchange rate	0.1436	0.1490
Annual average [Member] | RMB | CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Exchange rate		0.1490	0.1510
Annual average [Member] | HK
Exchange rate	0.1279	0.1281
Annual average [Member] | HK | CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Exchange rate		0.1281	0.1281